Income Tax Expense/ (Benefit) (Tables) - Bendon Limited [Member]	12 Months Ended
Jan. 31, 2019
Income taxes [Line Items]
Disclosure of Detailed Information About Major Components of Tax Expense Income

(a) The major components of tax expense/(benefit) comprise:

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s	For the Year Ended 30 June 2016 NZ$000’s
Current tax
Current tax on profits for the period	(667)	537	807	301
Adjustments for current tax of prior periods	(607)	(477)	58	(344)
Total current tax expense/(benefit)	(1,274)	60	865	(43)
Deferred tax expense/(benefit)
Decrease/(increase) in deferred tax assets (note 28)	-	-	-	5,589
Income tax expense/(benefit) for continuing operations	(1,274)	60	865	5,546

Disclosure of Detailed Information About Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates

(b) Reconciliation of income tax to accounting profit:

Loss before income tax	(50,492)	(37,533)	(15,114)	(15,200)
Tax at New Zealand tax rate of 28%	(14,138)	(10,509)	(4,232)	(4,256)
Tax effect of:
- permanent differences (including impairment expense)	753	(105)	(6)	757
- adjustments in respect of current income tax of previous years	(522)	(449)	41	(237)
- effects of different tax rates of subsidiaries operating in other jurisdictions	493	(30)	(15)	(42)
- deferred tax assets relating to the current year not brought to account	12,077	11,150	5,119	3,934
- deferred tax assets relating to prior periods no longer recognised (note 28)	-	-	-	5,589
- other	63	3	(42)	(199)
Income tax expense/(benefit)	(1,274)	60	865	5,546

Disclosure of Detailed Information About Tax Losses Not Recognised

(c) Tax losses not recognised

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s	For the Year Ended 30 June 2016 NZ$000’s
Unused tax losses for which no deferred tax asset has been recognised	130,587	87,455	43,269	23,765
Potential tax benefit at 28%	36,564	24,487	12,115	6,654

Disclosure of Detailed Information About Temporary Differences Not Recognised

(d) Temporary differences not recognised

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s	For the Year Ended 30 June 2016 NZ$000’s
Temporary differences for which no deferred tax asset has been recognised	14,504	14,661	18,703	19,924
Potential tax benefit at 28%	4,061	4,105	5,237	5,579